Cash and cash equivalents and short term investments - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 918	€ 1,563	€ 1,419	€ 1,387
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	130	268
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	233	497
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	50	51
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	99	57
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	31	13
Australian dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	202	358
Indonesian rupiah
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	44	123
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	37	36
Philippine peso
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	20	25
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 72	€ 135